GENERAL BUSINESS DESCRIPTION (Details) CAD in Billions		1 Months Ended	12 Months Ended
	Sep. 01, 2015 CAD	Aug. 31, 2015	Dec. 31, 2015 item
General business description
Number of operating segments | item			5
Canadian Liquids Pipeline business and certain Canadian renewable energy assets
General business description
Consideration transferred	CAD 30.4
Amount of units received in transfer	CAD 18.7
The fund
General business description
Economic interest (as a percent)	91.90%	66.40%
The fund | Canadian Liquids Pipeline business and certain Canadian renewable energy assets
General business description
Amount of units received in transfer	CAD 3.0
Debt assumed in transfer	11.7
Enbridge Income Partners LP | Canadian Liquids Pipeline business and certain Canadian renewable energy assets
General business description
Amount of units received in transfer	CAD 15.7